Parent Company Only Condensed Financial Information (Details) - Schedule of Parent Company Statements of Operations and Comprehensive Loss (Parentheticals) - Parent Company [Member] - Reportable Legal Entities [Member]
		12 Months Ended
		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 ¥ / shares shares	Mar. 31, 2023 ¥ / shares shares	Mar. 31, 2022 ¥ / shares shares
Schedule of Parent Company Statements of Operations and Comprehensive Loss [Abstract]
Diluted loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ (0.57)	¥ (4.05)	¥ (2.35)	¥ (1.71)
Weighted average number of ordinary shares outstanding Diluted	[1]	106,923,121	106,923,121	61,785,466	61,827,883

[1]	Gives retroactive effect to the business combination in March 2023.